Investment Risks	Jan. 29, 2026
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityGrowthCompanyK6Fund-PRO | Fidelity Growth Company K6 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGrowthCompanyK6Fund-PRO | Fidelity Growth Company K6 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGrowthCompanyK6Fund-PRO | Fidelity Growth Company K6 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityGrowthCompanyK6Fund-PRO | Fidelity Growth Company K6 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityGrowthCompanyK6Fund-PRO | Fidelity Growth Company K6 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityGrowthCompanyK6Fund-PRO | Fidelity Growth Company K6 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityEquityGrowthK6Fund-PRO | Fidelity Equity Growth K6 Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityEquityGrowthK6Fund-PRO | Fidelity Equity Growth K6 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityEquityGrowthK6Fund-PRO | Fidelity Equity Growth K6 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityEquityGrowthK6Fund-PRO | Fidelity Equity Growth K6 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityEquityGrowthK6Fund-PRO | Fidelity Equity Growth K6 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityEquityGrowthK6Fund-PRO | Fidelity Equity Growth K6 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityEquityGrowthK6Fund-PRO | Fidelity Equity Growth K6 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityNewMillenniumFund-RetailPRO | Fidelity New Millennium Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityNewMillenniumFund-RetailPRO | Fidelity New Millennium Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityNewMillenniumFund-RetailPRO | Fidelity New Millennium Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityNewMillenniumFund-RetailPRO | Fidelity New Millennium Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityNewMillenniumFund-RetailPRO | Fidelity New Millennium Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityNewMillenniumFund-RetailPRO | Fidelity New Millennium Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityNewMillenniumFund-RetailPRO | Fidelity New Millennium Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesGrowthCompanyFund-PRO | Fidelity Series Growth Company Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelitySeriesGrowthCompanyFund-PRO | Fidelity Series Growth Company Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesGrowthCompanyFund-PRO | Fidelity Series Growth Company Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesGrowthCompanyFund-PRO | Fidelity Series Growth Company Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySeriesGrowthCompanyFund-PRO | Fidelity Series Growth Company Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySeriesGrowthCompanyFund-PRO | Fidelity Series Growth Company Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesGrowthCompanyFund-PRO | Fidelity Series Growth Company Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityGrowthStrategiesFund-RetailPRO | Fidelity Growth Strategies Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGrowthStrategiesFund-RetailPRO | Fidelity Growth Strategies Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGrowthStrategiesFund-RetailPRO | Fidelity Growth Strategies Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityGrowthStrategiesFund-RetailPRO | Fidelity Growth Strategies Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityGrowthStrategiesFund-RetailPRO | Fidelity Growth Strategies Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityGrowthStrategiesFund-RetailPRO | Fidelity Growth Strategies Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityGrowthCompanyFund-RetailPRO | Fidelity Growth Company Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityGrowthCompanyFund-RetailPRO | Fidelity Growth Company Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGrowthCompanyFund-RetailPRO | Fidelity Growth Company Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGrowthCompanyFund-RetailPRO | Fidelity Growth Company Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityGrowthCompanyFund-RetailPRO | Fidelity Growth Company Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityGrowthCompanyFund-RetailPRO | Fidelity Growth Company Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityGrowthCompanyFund-RetailPRO | Fidelity Growth Company Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityGrowthCompanyFund-KPRO | Fidelity Growth Company Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityGrowthCompanyFund-KPRO | Fidelity Growth Company Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGrowthCompanyFund-KPRO | Fidelity Growth Company Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGrowthCompanyFund-KPRO | Fidelity Growth Company Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityGrowthCompanyFund-KPRO | Fidelity Growth Company Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityGrowthCompanyFund-KPRO | Fidelity Growth Company Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityGrowthCompanyFund-KPRO | Fidelity Growth Company Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
Document Type	485BPOS